Cash and cash equivalents - Purpose of the cash flow statement, cash and cash equivalents (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash and cash equivalents
Cash at banks and on hand attributable to continued operations	$ 4,958,983	$ 2,922,755	$ 1,538,347
Cash And Cash Equivalents Discontinued Operations	4,960,505	2,924,016	2,696,276
Discontinued operations
Cash and cash equivalents
Cash at banks and on hand attributable to discontinued operations (Note 32)	$ 1,522	$ 1,261	$ 1,157,929